T. ROWE PRICE High Yield Fund
August 31, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 4.6% (1)
Airlines 0.2%
Mileage Plus Holdings, FRN, 3M TSFR + 5.25%, 10.764%, 6/21/27  13,252 13,805
13,805
Automotive 0.2%
Wand NewCo 3, FRN, 1M TSFR + 2.75%, 8.181%, 2/5/26  14,384 14,354
14,354
Broadcasting 0.1%
Diamond Sports Group, FRN, 1M TSFR + 8.00%, 13.431%,
5/25/26  5,496 3,435
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 15.148%, 10/11/29 (2)
(3) 6,400 6,272
9,707
Energy 0.2%
Prairie ECI Acquiror, FRN, 1M TSFR + 4.75%, 10.181%, 3/11/26  10,070 10,038
10,038
Information Technology 0.4%
Boxer Parent, FRN, 1M TSFR + 5.50%, 10.946%, 2/27/26  10,925 10,781
RealPage, FRN, 1M TSFR + 6.50%, 11.946%, 4/23/29  15,551 15,564
26,345
Services 1.7%
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.181%, 12/10/29  31,260 26,662
CoreLogic, FRN, 1M TSFR + 6.50%, 11.946%, 6/4/29  2,146 1,790
UKG, FRN, 3M TSFR + 3.25%, 8.618%, 5/4/26  28,200 28,167
UKG, FRN, 3M TSFR + 5.25%, 10.618%, 5/3/27  66,960 66,494
123,113
Wireless Communications 1.8%
Asurion, FRN, 1M TSFR + 5.25%, 10.696%, 1/31/28  69,714 62,241
Asurion, FRN, 1M TSFR + 5.25%, 10.696%, 1/20/29  75,225 65,760
128,001
Total Bank Loans (Cost $346,709) 325,363
COMMON STOCKS 1.0%
Gaming 0.0%
New Cotai Participation, Class B (2)(3)(4) — —
—
Health Care 0.5%
Avantor (3) 817 17,692
Becton Dickinson & Company  57 16,016
33,708

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Information Technology 0.1%
TE Connectivity  54 7,189
7,189
Manufacturing 0.2%
Danaher  53 13,982
13,982
Metals & Mining 0.2%
Constellium (3) 928 16,712
16,712
Total Common Stocks (Cost $58,838) 71,591
CONVERTIBLE BONDS 0.2%
Automotive 0.1%
Rivian Automotive, 4.625%, 3/15/29 (4) 6,910 9,615
9,615
Cable Operators 0.1%
DISH Network, 3.375%, 8/15/26  8,735 5,317
5,317
Total Convertible Bonds (Cost $14,745) 14,932
CONVERTIBLE PREFERRED STOCKS 0.4%
Energy 0.3%
NuStar Energy, VR, 10.75% (4)(5) 608 19,539
19,539
Forest Products 0.0%
Smurfit-Stone Container, Series A, EC, 7.00%, 2/15/27 (2)(3) 47 —
—
Insurance 0.1%
Alliant Services, Series A, Acquisition Date: 11/6/20,
Cost $8,963 (2)(3)(6) 9 8,757
8,757
Total Convertible Preferred Stocks (Cost $24,704) 28,296
CORPORATE BONDS 91.1%
Aerospace & Defense 1.8%
TransDigm, 5.50%, 11/15/27  14,435 13,677
TransDigm, 6.25%, 3/15/26 (4) 49,085 48,533
TransDigm, 6.75%, 8/15/28 (4) 19,570 19,643
TransDigm, 6.875%, 12/15/30 (4) 43,375 43,700

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
TransDigm, 7.50%, 3/15/27  7,000 7,009
132,562
Airlines 2.2%
American Airlines, 5.50%, 4/20/26 (4) 29,970 29,408
American Airlines, 5.75%, 4/20/29 (4) 27,295 26,033
American Airlines, 11.75%, 7/15/25 (4) 39,467 43,167
Delta Air Lines, 7.375%, 1/15/26  19,150 19,653
Mileage Plus Holdings, 6.50%, 6/20/27 (4) 20,176 20,100
United Airlines, 4.625%, 4/15/29 (4) 20,425 18,153
156,514
Automotive 6.8%
Adient Global Holdings, 8.25%, 4/15/31 (4)(7) 20,590 21,053
Benteler International, 10.50%, 5/15/28 (4) 6,870 6,887
Clarios Global, 6.75%, 5/15/28 (4) 2,927 2,920
Clarios Global, 8.50%, 5/15/27 (4)(7) 34,610 34,697
Dana, 4.25%, 9/1/30  1,980 1,624
Dana, 5.625%, 6/15/28  37,970 35,502
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (4) 14,175 15,753
Dornoch Debt Merger Sub, 6.625%, 10/15/29 (4)(7) 6,574 5,654
Ford Motor, 6.10%, 8/19/32 (7) 65,755 62,236
Ford Motor, 7.45%, 7/16/31 (7) 1,725 1,807
Ford Motor, 9.625%, 4/22/30  12,640 14,566
Ford Motor Credit, 4.95%, 5/28/27  17,635 16,536
Ford Motor Credit, 7.35%, 11/4/27  22,265 22,605
Ford Motor Credit, 7.35%, 3/6/30  15,470 15,702
Goodyear Tire & Rubber, 5.00%, 7/15/29 (7) 8,185 7,264
Goodyear Tire & Rubber, 5.25%, 4/30/31 (7) 17,000 14,790
Goodyear Tire & Rubber, 5.25%, 7/15/31 (7) 27,450 23,607
Goodyear Tire & Rubber, 5.625%, 4/30/33  19,830 16,905
Jaguar Land Rover Automotive, 5.875%, 1/15/28 (4) 8,600 7,891
Jaguar Land Rover Automotive, 7.75%, 10/15/25 (4) 9,154 9,166
LCM Investments Holdings II, 4.875%, 5/1/29 (4) 14,475 12,485
Metis Merger Sub, 6.50%, 5/15/29 (4) 19,656 16,953
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.931%,
10/15/26 (4) 95,790 95,790
Tenneco, 8.00%, 11/17/28 (4) 17,000 13,961
ZF North America Capital, 6.875%, 4/14/28 (4) 4,420 4,403
ZF North America Capital, 7.125%, 4/14/30 (4) 5,865 5,894
486,651
Broadcasting 5.0%
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (4)(7) 14,825 10,971
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (4)(7) 28,775 22,229
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (4) 21,380 21,487
CMG Media, 8.875%, 12/15/27 (4) 30,270 23,686
Gray Escrow II, 5.375%, 11/15/31 (4) 22,685 15,766
iHeartCommunications, 5.25%, 8/15/27 (4) 11,152 8,796

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
iHeartCommunications, 8.375%, 5/1/27 (7) 59,826 41,280
Lamar Media, 4.00%, 2/15/30  1,966 1,720
Lamar Media, 4.875%, 1/15/29  17,994 16,779
Neptune Bidco U.S., 9.29%, 4/15/29 (4) 21,125 19,646
Outfront Media Capital, 4.25%, 1/15/29 (4) 3,940 3,251
Scripps Escrow, 5.875%, 7/15/27 (4) 12,285 9,889
Sirius XM Radio, 4.00%, 7/15/28 (4) 32,360 27,911
Sirius XM Radio, 4.125%, 7/1/30 (4) 31,305 25,435
Sirius XM Radio, 5.00%, 8/1/27 (4) 15,135 13,962
Stagwell Global, 5.625%, 8/15/29 (4) 42,175 35,216
Townsquare Media, 6.875%, 2/1/26 (4)(7) 17,445 16,791
Univision Communications, 6.625%, 6/1/27 (4)(7) 18,830 18,171
Univision Communications, 7.375%, 6/30/30 (4) 15,625 15,117
Univision Communications, 8.00%, 8/15/28 (4) 11,690 11,661
359,764
Building & Real Estate 1.0%
Brookfield Residential Properties, 6.25%, 9/15/27 (4) 8,075 7,389
Castle U.K. Finco, 7.00%, 5/15/29 (GBP) (4) 4,675 4,579
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (4) 19,725 18,689
Howard Hughes, 4.125%, 2/1/29 (4) 17,145 14,145
Howard Hughes, 4.375%, 2/1/31 (4) 9,185 7,325
Howard Hughes, 5.375%, 8/1/28 (4) 19,485 17,634
69,761
Building Products 1.4%
Advanced Drainage Systems, 6.375%, 6/15/30 (4) 5,590 5,527
Beacon Roofing Supply, 6.50%, 8/1/30 (4) 4,765 4,687
New Enterprise Stone & Lime, 5.25%, 7/15/28 (4) 16,005 14,765
PGT Innovations, 4.375%, 10/1/29 (4) 10,880 10,078
Specialty Building Products Holdings, 6.375%, 9/30/26 (4) 15,155 14,397
SRS Distribution, 6.00%, 12/1/29 (4) 12,995 11,143
Summit Materials, 5.25%, 1/15/29 (4) 24,640 23,008
Summit Materials, 6.50%, 3/15/27 (4) 17,880 17,679
101,284
Cable Operators 7.0%
Altice Financing, 5.00%, 1/15/28 (4) 34,150 27,320
Altice Financing, 5.75%, 8/15/29 (4) 21,665 17,007
Altice France, 5.50%, 10/15/29 (4) 18,935 13,491
Altice France Holding, 6.00%, 2/15/28 (4) 62,220 27,221
Altice France Holding, 10.50%, 5/15/27 (4) 32,375 17,321
C&W Senior Financing, 6.875%, 9/15/27 (4) 21,285 19,775
CCO Holdings, 4.50%, 8/15/30 (4) 21,590 18,136
CCO Holdings, 4.50%, 6/1/33 (4) 29,195 22,991
CCO Holdings, 5.375%, 6/1/29 (4) 7,733 7,037
CCO Holdings, 6.375%, 9/1/29 (4) 74,500 70,589
CCO Holdings, 7.375%, 3/1/31 (4) 36,835 36,559

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CSC Holdings, 5.75%, 1/15/30 (4) 20,960 11,528
CSC Holdings, 6.50%, 2/1/29 (4) 34,835 28,652
CSC Holdings, 7.50%, 4/1/28 (4) 24,805 15,627
DIRECTV Financing, 5.875%, 8/15/27 (4) 12,670 11,245
DISH DBS, 5.125%, 6/1/29  6,659 3,587
DISH DBS, 5.25%, 12/1/26 (4) 11,695 9,882
DISH DBS, 5.75%, 12/1/28 (4) 16,650 12,945
DISH DBS, 7.375%, 7/1/28  12,155 7,597
DISH DBS, 7.75%, 7/1/26  25,315 18,923
DISH Network, 11.75%, 11/15/27 (4) 26,755 27,156
GCI, 4.75%, 10/15/28 (4) 16,575 14,337
LCPR Senior Secured Financing, 6.75%, 10/15/27 (4) 4,977 4,685
Radiate Holdco, 6.50%, 9/15/28 (4) 15,550 8,436
Vmed O2 U.K. Financing I, 4.75%, 7/15/31 (4) 59,140 48,864
500,911
Chemicals 2.1%
Avient, 7.125%, 8/1/30 (4) 16,805 16,742
Celanese U.S. Holdings, 6.55%, 11/15/30  6,785 6,785
Celanese U.S. Holdings, 6.70%, 11/15/33  8,450 8,492
Compass Minerals International, 6.75%, 12/1/27 (4) 2,765 2,675
CVR Partners, 6.125%, 6/15/28 (4) 23,275 20,773
GPD, 10.125%, 4/1/26 (4) 21,890 20,358
Methanex, 5.125%, 10/15/27  8,088 7,582
Methanex, 5.25%, 12/15/29  7,440 6,752
Methanex, 5.65%, 12/1/44  6,149 5,034
Tronox, 4.625%, 3/15/29 (4) 12,575 10,312
Windsor Holdings III, 8.50%, 6/15/30 (4) 24,005 24,125
WR Grace Holdings, 5.625%, 8/15/29 (4) 21,150 17,845
147,475
Consumer Products 0.6%
Kontoor Brands, 4.125%, 11/15/29 (4) 8,920 7,560
Life Time, 5.75%, 1/15/26 (4) 14,956 14,545
Life Time, 8.00%, 4/15/26 (4)(7) 11,945 11,870
Wolverine World Wide, 4.00%, 8/15/29 (4) 17,155 12,845
46,820
Container 1.6%
Ardagh Metal Packaging Finance USA, 4.00%, 9/1/29 (4)(7) 27,180 21,982
Ardagh Metal Packaging Finance USA, 6.00%, 6/15/27 (4) 14,395 13,999
Ball, 6.00%, 6/15/29  27,675 27,225
Ball, 6.875%, 3/15/28  23,845 24,203
Sealed Air, 5.00%, 4/15/29 (4) 6,720 6,224
Sealed Air, 6.125%, 2/1/28 (4) 7,795 7,629
Sealed Air, 6.875%, 7/15/33 (4) 7,000 7,018
Trident TPI Holdings, 12.75%, 12/31/28 (4) 4,600 4,784
113,064

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Energy 12.2%
Aethon United BR, 8.25%, 2/15/26 (4) 20,266 20,342
AmeriGas Partners, 5.50%, 5/20/25  5,010 4,916
AmeriGas Partners, 9.375%, 6/1/28 (4) 5,340 5,460
Antero Resources, 7.625%, 2/1/29 (4) 3,402 3,462
Archrock Partners, 6.875%, 4/1/27 (4) 7,035 6,894
Chesapeake Energy, 6.75%, 4/15/29 (4) 31,105 30,794
CITGO Petroleum, 7.00%, 6/15/25 (4) 22,285 22,062
Civitas Resources, 8.375%, 7/1/28 (4) 7,140 7,336
Civitas Resources, 8.75%, 7/1/31 (4) 10,700 11,061
Comstock Resources, 5.875%, 1/15/30 (4) 14,255 12,544
Comstock Resources, 6.75%, 3/1/29 (4) 9,155 8,537
Crescent Energy Finance, 7.25%, 5/1/26 (4) 30,380 29,924
Crescent Energy Finance, 9.25%, 2/15/28 (4) 13,225 13,473
Crestwood Midstream Partners, 6.00%, 2/1/29 (4) 6,010 5,845
Crestwood Midstream Partners, 7.375%, 2/1/31 (4) 13,848 14,229
DCP Midstream Operating, 6.75%, 9/15/37 (4) 17,875 18,813
DCP Midstream Operating, 8.125%, 8/16/30  8,515 9,633
Endeavor Energy Resources, 5.75%, 1/30/28 (4) 14,198 13,808
Ferrellgas, 5.375%, 4/1/26 (4) 16,640 15,600
Ferrellgas, 5.875%, 4/1/29 (4) 17,310 15,190
Gulfport Energy, 8.00%, 5/17/26 (4) 11,970 12,120
Hilcorp Energy I, 5.75%, 2/1/29 (4) 8,357 7,772
Hilcorp Energy I, 6.00%, 4/15/30 (4) 5,865 5,418
Hilcorp Energy I, 6.00%, 2/1/31 (4) 10,390 9,507
Hilcorp Energy I, 6.25%, 4/15/32 (4) 11,395 10,426
Kinetik Holdings, 5.875%, 6/15/30 (4) 37,200 35,854
Magnolia Oil & Gas Operating, 6.00%, 8/1/26 (4) 41,585 40,337
NGL Energy Operating, 7.50%, 2/1/26 (4) 35,531 35,309
Northriver Midstream Finance, 5.625%, 2/15/26 (4) 11,205 10,715
NuStar Logistics, 5.625%, 4/28/27  11,880 11,494
NuStar Logistics, 5.75%, 10/1/25  11,428 11,199
Occidental Petroleum, 6.20%, 3/15/40  26,120 25,794
Occidental Petroleum, 6.45%, 9/15/36  2,310 2,359
Occidental Petroleum, 7.50%, 5/1/31  7,500 8,138
Occidental Petroleum, 7.875%, 9/15/31  4,847 5,374
Occidental Petroleum, 7.95%, 6/15/39  19,810 22,187
Occidental Petroleum, 8.875%, 7/15/30  32,395 37,133
Petroleos Mexicanos, 6.625%, 6/15/35  17,600 12,156
Range Resources, 4.75%, 2/15/30 (4) 7,205 6,485
Range Resources, 8.25%, 1/15/29  5,870 6,061
Rockcliff Energy II, 5.50%, 10/15/29 (4) 8,625 7,913
Seadrill Finance, 8.375%, 8/1/30 (4) 19,009 19,484
Seadrill Finance, 8.375%, 8/1/30 (4) 350 354
Solaris Midstream Holdings, 7.625%, 4/1/26 (4) 8,490 8,320

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Southwestern Energy, 4.75%, 2/1/32  39,910 35,320
Southwestern Energy, 5.375%, 3/15/30  12,685 11,829
Tallgrass Energy Partners, 5.50%, 1/15/28 (4) 7,230 6,652
Tallgrass Energy Partners, 6.00%, 3/1/27 (4) 9,025 8,619
Tallgrass Energy Partners, 6.00%, 12/31/30 (4) 15,270 13,628
Tallgrass Energy Partners, 6.00%, 9/1/31 (4) 17,225 15,201
Tallgrass Energy Partners, 7.50%, 10/1/25 (4) 10,935 10,935
Transocean, 8.75%, 2/15/30 (4) 14,792 15,199
Transocean, 11.50%, 1/30/27 (4) 529 557
Valaris, 8.375%, 4/30/30 (4) 10,905 11,109
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (4) 35,555 34,533
Venture Global LNG, 8.125%, 6/1/28 (4) 17,610 17,742
Venture Global LNG, 8.375%, 6/1/31 (4) 55,270 55,615
Vermilion Energy, 6.875%, 5/1/30 (4)(7) 15,500 14,667
873,438
Entertainment & Leisure 5.0%
Carnival, 6.00%, 5/1/29 (4) 1,210 1,092
Carnival, 7.00%, 8/15/29 (4) 9,545 9,676
Carnival, 7.625%, 3/1/26 (4)(7) 46,490 46,258
Carnival, 9.875%, 8/1/27 (4) 6,780 7,144
Carnival, 10.50%, 6/1/30 (4) 27,185 28,918
CDI Escrow Issuer, 5.75%, 4/1/30 (4) 24,475 22,762
Cedar Fair, 5.25%, 7/15/29 (7) 8,370 7,512
Cinemark USA, 5.25%, 7/15/28 (4)(7) 42,805 37,882
Live Nation Entertainment, 4.75%, 10/15/27 (4)(7) 15,880 14,788
Motion Finco, 7.375%, 6/15/30 (EUR) (4) 9,745 10,481
NCL, 5.875%, 3/15/26 (4) 19,710 18,527
NCL, 5.875%, 2/15/27 (4) 9,150 8,853
NCL, 7.75%, 2/15/29 (4) 8,615 8,163
NCL Finance, 6.125%, 3/15/28 (4) 5,740 5,173
Royal Caribbean Cruises, 5.375%, 7/15/27 (4) 14,720 13,837
Royal Caribbean Cruises, 5.50%, 4/1/28 (4) 12,378 11,574
Royal Caribbean Cruises, 8.25%, 1/15/29 (4) 13,750 14,334
Royal Caribbean Cruises, 9.25%, 1/15/29 (4) 16,740 17,807
Royal Caribbean Cruises, 11.625%, 8/15/27 (4) 15,285 16,623
SeaWorld Parks & Entertainment, 5.25%, 8/15/29 (4)(7) 26,145 23,465
Six Flags Entertainment, 5.50%, 4/15/27 (4)(7) 18,435 17,329
Six Flags Entertainment, 7.25%, 5/15/31 (4)(7) 13,595 13,034
355,232
Financial 8.6%
Acrisure, 7.00%, 11/15/25 (4) 22,025 21,254
Acrisure, 10.125%, 8/1/26 (4) 24,970 25,594
Alliant Holdings Intermediate, 5.875%, 11/1/29 (4) 8,595 7,542
Alliant Holdings Intermediate, 6.75%, 10/15/27 (4) 35,727 33,628
AmWINS Group, 4.875%, 6/30/29 (4) 7,895 7,076

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Apollo Commercial Real Estate Finance, 4.625%, 6/15/29 (4) 18,060 14,177
Cobra AcquisitionCo, 6.375%, 11/1/29 (4) 13,230 9,145
Enact Holdings, 6.50%, 8/15/25 (4) 44,260 43,541
GTCR AP Finance, 8.00%, 5/15/27 (4) 19,525 19,330
HUB International, 5.625%, 12/1/29 (4) 25,111 22,098
HUB International, 7.00%, 5/1/26 (4) 19,230 19,158
HUB International, 7.25%, 6/15/30 (4) 42,120 42,857
Icahn Enterprises, 6.25%, 5/15/26  11,600 10,744
Jane Street Group, 4.50%, 11/15/29 (4) 13,465 11,799
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (4) 27,555 28,106
LPL Holdings, 4.00%, 3/15/29 (4) 13,290 11,845
LPL Holdings, 4.375%, 5/15/31 (4) 2,150 1,895
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (4) 12,810 10,088
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (4) 24,890 22,121
Navient, 4.875%, 3/15/28 (7) 18,380 15,991
Navient, 5.00%, 3/15/27 (7) 12,240 11,138
Navient, 5.50%, 3/15/29 (7) 17,480 14,945
Navient, 6.75%, 6/15/26  12,250 12,036
Navient, 9.375%, 7/25/30  28,765 28,837
OneMain Finance, 3.50%, 1/15/27  8,640 7,506
OneMain Finance, 5.375%, 11/15/29  8,060 6,942
OneMain Finance, 6.625%, 1/15/28 (7) 16,230 15,256
OneMain Finance, 6.875%, 3/15/25  18,550 18,457
OneMain Finance, 7.125%, 3/15/26  5,820 5,718
OneMain Finance, 9.00%, 1/15/29  9,965 10,102
PennyMac Financial Services, 4.25%, 2/15/29 (4) 22,055 18,223
PennyMac Financial Services, 5.375%, 10/15/25 (4) 12,155 11,745
PROG Holdings, 6.00%, 11/15/29 (4) 21,720 19,494
Ryan Specialty, 4.375%, 2/1/30 (4) 6,195 5,529
SLM, 4.20%, 10/29/25  15,310 14,391
Starwood Property Trust, 4.375%, 1/15/27 (4) 12,225 10,880
United Wholesale Mortgage, 5.50%, 4/15/29 (4) 8,485 7,361
United Wholesale Mortgage, 5.75%, 6/15/27 (4) 17,485 16,086
612,635
Food 0.9%
B&G Foods, 5.25%, 4/1/25  7,370 7,186
BellRing Brands, 7.00%, 3/15/30 (4)(7) 16,625 16,625
Chobani, 7.50%, 4/15/25 (4) 13,750 13,733
Darling Ingredients, 6.00%, 6/15/30 (4) 17,950 17,456
Triton Water Holdings, 6.25%, 4/1/29 (4) 8,657 7,358
62,358
Forest Products 0.3%
Cascades, 5.375%, 1/15/28 (4)(7) 11,620 10,850
Graphic Packaging International, 3.75%, 2/1/30 (4) 9,685 8,257
19,107

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Gaming 4.4%
Caesars Entertainment, 7.00%, 2/15/30 (4) 14,270 14,306
Caesars Entertainment, 8.125%, 7/1/27 (4) 50,295 50,986
Churchill Downs, 6.75%, 5/1/31 (4) 14,940 14,604
Cirsa Finance International, 4.50%, 3/15/27 (EUR) (4) 7,505 7,478
Cirsa Finance International, 10.375%, 11/30/27 (EUR) (4) 2,580 3,018
International Game Technology, 4.125%, 4/15/26 (4) 6,700 6,348
International Game Technology, 5.25%, 1/15/29 (4) 25,335 23,783
International Game Technology, 6.25%, 1/15/27 (4) 17,023 16,831
Light & Wonder International, 7.00%, 5/15/28 (4) 12,890 12,842
Light & Wonder International, 7.25%, 11/15/29 (4) 36,995 37,087
Light & Wonder International, 7.50%, 9/1/31 (4) 7,005 7,101
Lottomatica, 7.125%, 6/1/28 (EUR) (4) 3,325 3,693
MGM Growth Properties Operating Partnership, 3.875%,
2/15/29 (4) 12,700 10,716
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27  8,690 8,484
Midwest Gaming Borrower, 4.875%, 5/1/29 (4) 13,340 11,589
Ontario Gaming GTA, 8.00%, 8/1/30 (4) 7,320 7,384
Playtika Holding, 4.25%, 3/15/29 (4) 12,570 10,810
Scientific Games Holdings, 6.625%, 3/1/30 (4) 14,995 13,214
Wynn Macau, 5.50%, 1/15/26 (4) 21,915 20,592
Wynn Macau, 5.50%, 10/1/27 (4) 23,082 20,801
Wynn Resorts Finance, 5.125%, 10/1/29 (4) 10,965 9,759
Wynn Resorts Finance, 7.125%, 2/15/31 (4) 610 599
312,025
Health Care 6.2%
AdaptHealth, 5.125%, 3/1/30 (4) 19,745 16,265
AthenaHealth Group, 6.50%, 2/15/30 (4) 33,940 29,358
Avantor Funding, 4.625%, 7/15/28 (4) 37,850 35,059
CHS, 5.25%, 5/15/30 (4) 21,825 17,133
CHS, 6.00%, 1/15/29 (4) 12,215 10,230
CHS, 6.125%, 4/1/30 (4) 31,730 18,086
CHS, 6.875%, 4/15/29 (4) 9,900 5,989
CHS, 8.00%, 12/15/27 (4)(7) 24,945 23,822
DaVita, 4.625%, 6/1/30 (4) 25,160 21,512
IQVIA, 6.50%, 5/15/30 (4) 7,175 7,229
Medline Borrower, 5.25%, 10/1/29 (4)(7) 24,205 21,421
Molina Healthcare, 4.375%, 6/15/28 (4) 14,875 13,629
Organon, 5.125%, 4/30/31 (4) 19,215 16,357
Select Medical, 6.25%, 8/15/26 (4) 20,080 19,829
Tenet Healthcare, 4.375%, 1/15/30  18,735 16,604
Tenet Healthcare, 6.125%, 10/1/28  45,700 43,929
Tenet Healthcare, 6.125%, 6/15/30  20,178 19,522
Tenet Healthcare, 6.75%, 5/15/31 (4) 10,730 10,690
Tenet Healthcare, 6.875%, 11/15/31  10,830 10,789
Teva Pharmaceutical Finance Netherlands III, 4.75%, 5/9/27  14,880 13,913

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Teva Pharmaceutical Finance Netherlands III, 5.125%, 5/9/29  33,400 30,895
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28  24,880 24,849
Teva Pharmaceutical Finance Netherlands III, 7.875%, 9/15/29  9,215 9,584
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31  4,820 5,109
441,803
Information Technology 5.2%
Boxer Parent, 7.125%, 10/2/25 (4) 8,905 8,894
Boxer Parent, 9.125%, 3/1/26 (4) 14,650 14,650
Capstone Borrower, 8.00%, 6/15/30 (4) 21,410 21,062
Central Parent, 7.25%, 6/15/29 (4) 51,005 50,176
Central Parent, 8.00%, 6/15/29 (4) 13,585 13,704
Cloud Software Group, 6.50%, 3/31/29 (4) 27,515 24,557
Cloud Software Group, 9.00%, 9/30/29 (4) 31,370 27,959
Entegris Escrow, 5.95%, 6/15/30 (4) 53,805 51,317
Gen Digital, 6.75%, 9/30/27 (4) 21,335 21,308
Gen Digital, 7.125%, 9/30/30 (4)(7) 18,002 18,069
Go Daddy Operating, 5.25%, 12/1/27 (4) 7,220 6,913
Match Group Holdings II, 3.625%, 10/1/31 (4) 13,540 11,018
Match Group Holdings II, 4.125%, 8/1/30 (4) 24,050 20,683
Match Group Holdings II, 4.625%, 6/1/28 (4) 8,145 7,514
Match Group Holdings II, 5.00%, 12/15/27 (4) 8,265 7,748
Match Group Holdings II, 5.625%, 2/15/29 (4)(7) 7,940 7,493
McAfee, 7.375%, 2/15/30 (4) 23,985 20,927
ROBLOX, 3.875%, 5/1/30 (4) 12,490 10,367
Twilio, 3.625%, 3/15/29  3,786 3,237
Twilio, 3.875%, 3/15/31 (7) 13,350 11,147
Viavi Solutions, 3.75%, 10/1/29 (4) 4,934 4,108
ZoomInfo Technologies, 3.875%, 2/1/29 (4) 15,027 12,792
375,643
Lodging 0.7%
Hilton Domestic Operating, 4.00%, 5/1/31 (4) 16,975 14,726
Park Intermediate Holdings, 4.875%, 5/15/29 (4) 10,160 8,814
Park Intermediate Holdings, 5.875%, 10/1/28 (4) 8,775 8,106
RHP Hotel Properties, 4.50%, 2/15/29 (4) 16,525 14,501
RHP Hotel Properties, 7.25%, 7/15/28 (4) 2,095 2,105
48,252
Manufacturing 1.6%
Emerald Debt Merger Sub, 6.625%, 12/15/30 (4) 13,400 13,166
Gates Global, 6.25%, 1/15/26 (4) 11,705 11,588
Hillenbrand, 3.75%, 3/1/31  9,145 7,659
Hillenbrand, 5.00%, 9/15/26  430 416
Madison IAQ, 4.125%, 6/30/28 (4) 19,445 17,160
Madison IAQ, 5.875%, 6/30/29 (4) 11,160 9,374
Mueller Water Products, 4.00%, 6/15/29 (4) 17,000 15,002
Sensata Technologies, 4.00%, 4/15/29 (4) 23,815 20,868

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Sensata Technologies, 5.875%, 9/1/30 (4) 11,945 11,288
Stevens Holding, 6.125%, 10/1/26 (4) 7,140 7,158
113,679
Metals & Mining 2.1%
Alcoa Nederland Holding, 6.125%, 5/15/28 (4) 11,935 11,704
Arsenal AIC Parent, 8.00%, 10/1/30 (4) 8,000 8,150
ATI, 5.125%, 10/1/31  7,935 7,003
ATI, 7.25%, 8/15/30  5,695 5,745
Big River Steel, 6.625%, 1/31/29 (4) 19,532 19,434
ERO Copper, 6.50%, 2/15/30 (4) 10,649 9,275
FMG Resources, 4.50%, 9/15/27 (4) 12,295 11,250
FMG Resources, 5.875%, 4/15/30 (4) 12,210 11,310
GrafTech Global Enterprises, 9.875%, 12/15/28 (4) 9,550 9,299
Hecla Mining, 7.25%, 2/15/28  29,735 29,140
Hudbay Minerals, 6.125%, 4/1/29 (4) 15,290 14,389
Novelis, 4.75%, 1/30/30 (4) 18,235 16,320
153,019
Other Telecommunications 0.1%
Level 3 Financing, 3.75%, 7/15/29 (4) 12,780 7,604
7,604
Real Estate Investment Trust Securities 0.7%
Necessity Retail, 4.50%, 9/30/28 (4) 25,045 18,909
Service Properties Trust, 4.35%, 10/1/24  17,635 16,930
Service Properties Trust, 7.50%, 9/15/25  15,380 15,207
51,046
Restaurants 0.7%
Dave & Buster's, 7.625%, 11/1/25 (4) 15,674 15,792
Yum! Brands, 5.35%, 11/1/43  19,590 17,239
Yum! Brands, 6.875%, 11/15/37  17,960 18,858
51,889
Retail 1.5%
At Home Cayman, 11.50%, 5/12/28 (4) 3,692 3,545
At Home Group, 4.875%, 7/15/28 (4) 6,210 2,981
At Home Group, 7.125%, 5/12/28, (7.125% Cash or 8.625%
PIK) (4)(8) 7,616 4,227
Bath & Body Works, 6.625%, 10/1/30 (4) 26,510 25,781
Bath & Body Works, 6.694%, 1/15/27  1,620 1,620
Bath & Body Works, 6.95%, 3/1/33  7,052 6,488
Bath & Body Works, 7.50%, 6/15/29  9,820 9,894
Bath & Body Works, 9.375%, 7/1/25 (4) 7,301 7,629
Linens 'n Things, VR, EC, 8.338%, 1/15/20 (2)(3) 9,800 —
LSF9 Atlantis Holdings, 7.75%, 2/15/26 (4) 8,716 7,953
PetSmart, 7.75%, 2/15/29 (4) 25,505 24,293
QVC, 4.45%, 2/15/25  16,675 14,966
109,377

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Satellites 1.1%
Connect Finco, 6.75%, 10/1/26 (4) 21,750 20,554
Hughes Satellite Systems, 6.625%, 8/1/26 (7) 28,605 24,743
Intelsat Jackson Holdings, 6.50%, 3/15/30 (4) 11,350 10,414
Telesat Canada, 6.50%, 10/15/27 (4) 11,445 5,722
Viasat, 5.625%, 4/15/27 (4) 17,309 15,492
76,925
Services 5.6%
Adtalem Global Education, 5.50%, 3/1/28 (4) 12,012 11,231
Advantage Sales & Marketing, 6.50%, 11/15/28 (4)(7) 11,480 9,988
Albion Financing 1, 6.125%, 10/15/26 (4) 16,845 15,876
Albion Financing 2, 8.75%, 4/15/27 (4) 7,065 6,535
Allied Universal Holdco, 6.00%, 6/1/29 (4)(7) 12,370 9,463
Allied Universal Holdco, 9.75%, 7/15/27 (4) 33,680 30,859
Clarivate Science Holdings, 4.875%, 7/1/29 (4)(7) 11,855 10,314
eG Global Finance, 6.25%, 10/30/25 (EUR)  675 712
eG Global Finance, 6.75%, 2/7/25 (4) 20,408 20,000
eG Global Finance, 8.50%, 10/30/25 (4) 14,539 14,394
Fair Isaac, 4.00%, 6/15/28 (4) 19,945 18,225
Fair Isaac, 5.25%, 5/15/26 (4) 19,800 19,255
Gartner, 3.625%, 6/15/29 (4) 27,715 24,285
Gartner, 4.50%, 7/1/28 (4) 5,740 5,353
H&E Equipment Services, 3.875%, 12/15/28 (4) 34,955 30,455
Itelyum Regeneration, 4.625%, 10/1/26 (EUR) (4) 2,135 2,163
MSCI, 3.25%, 8/15/33 (4) 21,665 17,169
MSCI, 4.00%, 11/15/29 (4) 11,540 10,386
Presidio Holdings, 8.25%, 2/1/28 (4) 19,285 18,586
Prime Security Services Borrower, 5.75%, 4/15/26 (4) 12,180 11,921
Prime Security Services Borrower, 6.25%, 1/15/28 (4) 18,475 17,597
Ritchie Bros Holdings, 6.75%, 3/15/28 (4) 7,280 7,344
Ritchie Bros Holdings, 7.75%, 3/15/31 (4) 10,065 10,380
Staples, 10.75%, 4/15/27 (4) 6,673 3,637
TK Elevator Holdco, 7.625%, 7/15/28 (4)(7) 25,260 23,302
TK Elevator U.S. Newco, 5.25%, 7/15/27 (4) 33,230 30,987
United Rentals North America, 3.75%, 1/15/32  5,125 4,299
United Rentals North America, 3.875%, 2/15/31  15,500 13,252
397,968
Supermarkets 0.3%
Albertsons, 4.875%, 2/15/30 (4) 12,940 11,872
Iceland Bondco, 4.625%, 3/15/25 (GBP)  1,187 1,480
Iceland Bondco, 10.875%, 12/15/27 (GBP) (4) 2,400 3,071
Iceland Bondco, FRN, 3M EURIBOR + 5.50%, 9.254%, 12/15/27
(EUR) (4) 2,390 2,542
New Albertsons, 7.45%, 8/1/29  4,195 4,321
23,286

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Transportation 0.2%
Watco, 6.50%, 6/15/27 (4) 19,440 18,614
18,614
Utilities 3.8%
Calpine, 4.50%, 2/15/28 (4) 8,260 7,640
Calpine, 5.00%, 2/1/31 (4) 17,725 15,022
Calpine, 5.125%, 3/15/28 (4) 31,435 28,606
NextEra Energy Operating Partners, 4.25%, 9/15/24 (4) 1,458 1,396
NextEra Energy Operating Partners, 4.50%, 9/15/27 (4) 7,425 6,877
Pattern Energy Operations, 4.50%, 8/15/28 (4) 3,515 3,199
PG&E, 5.00%, 7/1/28 (7) 28,447 26,171
PG&E, 5.25%, 7/1/30  30,655 27,130
Pike, 5.50%, 9/1/28 (4) 13,733 12,360
Talen Energy Supply, 8.625%, 6/1/30 (4) 28,645 29,827
Terraform Global Operating, 6.125%, 3/1/26 (4) 28,729 27,616
TerraForm Power Operating, 5.00%, 1/31/28 (4) 14,455 13,118
TransAlta, 7.75%, 11/15/29  5,070 5,222
Vistra, VR, 7.00% (4)(5)(7)(9) 32,335 29,627
Vistra, VR, 8.00% (4)(5)(9) 41,780 39,962
273,773
Wireless Communications 0.4%
Iliad Holding SASU, 6.50%, 10/15/26 (4) 25,855 24,627
U.S. Cellular, 6.70%, 12/15/33  1,339 1,300
25,927
Total Corporate Bonds (Cost $7,026,763) 6,518,406
MUNICIPAL SECURITIES 0.3%
Puerto Rico 0.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (10) 47,349 24,385
Total Municipal Securities (Cost $25,502) 24,385
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 5.40% (11)(12) 76,799 76,799
Total Short-Term Investments (Cost $76,799) 76,799

T. ROWE PRICE High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL 2.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 2.8%
Money Market Funds 2.8%
T. Rowe Price Government Reserve Fund, 5.40% (11)(12) 203,322 203,322
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 203,322
Total Securities Lending Collateral (Cost $203,322) 203,322
Total Investments in Securities 101.5%
(Cost $7,777,382) $ 7,263,094
Other Assets Less Liabilities (1.5)% (107,120)
Net Assets 100.0% $ 7,155,974
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) Level 3 in fair value hierarchy.
(3) Non-income producing
(4) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$5,249,907 and represents 73.4% of net assets.
(5) Perpetual security with no stated maturity date.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$8,757 and represents 0.1% of net assets.
(7) All or a portion of this security is on loan at August 31, 2023.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

T. ROWE PRICE High Yield Fund

.
.
.
.
.
.
.
.
.
.
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: CHS/
Community Health Systems, Caa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/26 * 8,875 (2,411) (355) (2,056)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (2,056)
Total Centrally Cleared Swaps (2,056)
Net payments (receipts) of variation margin to date 2,080
Variation margin receivable (payable) on centrally cleared swaps $ 24
* Credit ratings as of August 31, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/20/23 GBP 679 USD 864 $ (3)
BNP Paribas 11/24/23 USD 17,421 EUR 15,921 86
Deutsche Bank 10/20/23 GBP 9,888 USD 12,611 (83)
Goldman Sachs 10/20/23 USD 21,892 GBP 16,703 729
HSBC Bank 11/24/23 USD 11,639 EUR 10,614 83
JPMorgan Chase 10/20/23 USD 1,217 GBP 948 15
State Street 11/24/23 USD 17,445 EUR 15,920 110
Net unrealized gain (loss) on open forward
currency exchange contracts $ 937

T. ROWE PRICE High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 1,253 ++
Totals $ — # $ — $ 1,253 +
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
08/31/23
T. Rowe Price Government
Reserve Fund, 5.40% $ 108,239 ¤ ¤ $ 280,121
Total $ 280,121 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,253 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $280,121.

T. ROWE PRICE High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price High Yield Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE High Yield Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable,

T. ROWE PRICE High Yield Fund

including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE High Yield Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 39,317 $ — $ 39,317
Bank Loans — 319,091 6,272 325,363
Common Stocks 71,591 — — 71,591
Convertible Preferred Stocks — 19,539 8,757 28,296
Corporate Bonds — 6,518,406 — 6,518,406
Short-Term Investments 76,799 — — 76,799
Securities Lending Collateral 203,322 — — 203,322
Total Securities 351,712 6,896,353 15,029 7,263,094
Forward Currency Exchange
Contracts — 1,023 — 1,023
Total $ 351,712 $ 6,897,376 $ 15,029 $ 7,264,117
Liabilities
Swaps* $ — $ 2,056 $ — $ 2,056
Forward Currency Exchange
Contracts — 86 — 86
Total $ — $ 2,142 $ — $ 2,142
1
Includes Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE High Yield Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F57-054Q1 08/23